Consolidated statement of operations - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	€ 17,186	€ 15,673	€ 13,247
Cost of revenue	11,690	10,949	9,850
Gross profit	5,496	4,724	3,397
Research and development	1,393	1,486	1,725
Sales and marketing	1,426	1,392	1,533
General and administrative	479	481	585
Total operating expense	3,298	3,359	3,843
Operating income/(loss)	2,198	1,365	(446)
Finance income	292	328	161
Finance costs	(266)	(352)	(220)
Finance income/(costs) - net	26	(24)	(59)
Income/(loss) before tax	2,224	1,341	(505)
Income tax expense	12	203	27
Net income/(loss) attributable to owners of the parent	€ 2,212	€ 1,138	€ (532)
Earnings/(loss) per share attributable to owners of the parent
Basic (euro per share)	€ 10.77	€ 5.67	€ (2.73)
Diluted (euro per share)	€ 10.51	€ 5.50	€ (2.73)
Weighted-average ordinary shares outstanding
Basic (in shares)	205,412,951	200,622,518	194,732,304
Diluted (in shares)	210,509,173	206,990,369	194,732,304